Estimates (Schedule Of Goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Roll Forward]
Goodwill	$ 7,865	$ 5,894
Goodwill acquired	31	2,340
Goodwill	7,473	7,865
Goodwill impairment	(205)	(370)
Goodwill, Other Changes	(218)	1
Goodwill, Written off Related to Sale of Business Unit	0	0
Investment In ETP [Member]
Goodwill [Roll Forward]
Goodwill	7,642	5,856
Goodwill acquired	0	2,340
Goodwill	5,428	7,642
Goodwill impairment	(205)	(370)
Goodwill, Other Changes	9	0
Goodwill, Written off Related to Sale of Business Unit	(2,018)	(184)
Investment In Sunoco LP [Member]
Goodwill [Roll Forward]
Goodwill	3,143	0
Goodwill acquired	31	3,143
Goodwill	3,111	3,143
Goodwill impairment	0	0
Goodwill, Other Changes	(63)	0
Goodwill, Written off Related to Sale of Business Unit	0	0
Investment in Lake Charles LNG [Member]
Goodwill [Roll Forward]
Goodwill	184	184
Goodwill acquired	0	0
Goodwill	184	184
Goodwill impairment	0	0
Goodwill, Other Changes	0	0
Goodwill, Written off Related to Sale of Business Unit	0	0
Corporate, Other and Eliminations [Member]
Goodwill [Roll Forward]
Goodwill	(3,104)	(146)
Goodwill acquired	0	(3,143)
Goodwill	(1,250)	(3,104)
Goodwill impairment	0	0
Goodwill, Other Changes	(164)	1
Goodwill, Written off Related to Sale of Business Unit	$ 2,018	$ 184